Supplement to the

Spartan® Total Market Index Fund
Spartan Extended Market Index Fund
Spartan International Index Fund

Funds of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2009

The following information supplements similar information found in the "Management Contracts" section beginning on page 31.

Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index are managed by Geode, a sub-adviser to each fund. Maximilian Kaufmann is a portfolio manager of each fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Total Market Index's relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market IndexSM, Spartan Extended Market Index's relative pre-tax investment performance measured against the Dow Jones U.S. Completion Total Stock Market Index, and Spartan International Index's relative pre-tax investment performance measured against the MSCI® EAFE® Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Total Market Index ($9,087 (in millions) assets managed), Spartan Extended Market Index ($3,445 (in millions) assets managed), and Spartan International Index ($7,733 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Spartan Total Market Index beneficially owned by Mr. Kaufmann was none, the dollar range of shares of Spartan Extended Market Index beneficially owned by Mr. Kaufmann was none, and the dollar range of shares of Spartan International Index beneficially owned by Mr. Kaufmann was $1 - $10,000.

SIFB-10-01 February 4, 2010
1.718587.122

Supplement to the

Spartan® Total Market Index Fund
A Fund of Fidelity® Concord Street Trust

Class F

STATEMENT OF ADDITIONAL INFORMATION

August 23, 2009

The following information supplements similar information found in the "Management Contract" section beginning on page 26.

The fund is managed by Geode, a sub-adviser to the fund. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to the fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market IndexSM. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Total Market Index ($9,087 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Spartan Total Market Index beneficially owned by Mr. Kaufmann was none.

STIB-F-10-01 February 4, 2010
1.908702.100

Supplement to the

Spartan® U.S. Equity Index Fund

A Fund of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2009

Effective January 25, 2010, Spartan U.S. Equity Index Fund will be renamed Spartan 500 Index Fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 24.

Spartan U.S. Equity Index is managed by Geode, a sub-adviser to the fund. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax investment performance (based on the performance of the fund's Investor Class) within the Lipper S&P 500 Index Objective. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan U.S. Equity Index ($22,981 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Spartan U.S. Equity Index beneficially owned by Mr. Kaufmann was none.

UEIB-10-01 February 4, 2010
1.720027.121